Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Short-term Debt

Short-term Debt

Short-term debt consisted of the following:

	Maturity Date	March 31, 2013	December 31, 2012
UBS Revolver	6/18/17	$—	$—
ABSA Revolver(1)	6/14/17	—	30
Wells Revolver(2)		—	—

Total		$—	$30

(1)	Average effective interest rate of 8.43 % and 8.5% during the three months ended March 31, 2013 and 2012, respectively.
(2)	Average effective interest rate of 5.25% during the three months ended March 31, 2012.

Short-term Debt

	Successor
	December 31, 2012	December 31, 2011
UBS Revolver(1)	$—	$—
ABSA Revolver(2)	30	—
Wells Revolver(3)	—	—

Short-term debt	$30	$—

(1)	Average effective interest rate of 3.9% in 2012.
(2)	Average effective interest rate of 8.5% in 2012.
(3)	Average effective interest rate of 4.7% in 2011 and 5.25% in 2012.

Long-Term Debt

Long-Term Debt

Long-term debt consisted of the following:

	Principal Amount	Maturity Date	March 31, 2013	December 31, 2012
Term Loan, net of unamortized discount of $12 million at March 31, 2013(1)	$1,500	3/19/20	$1,488	$—
Senior Notes	$900	8/15/20	900	900
Term Facility, net of unamortized discount of $6 million at December 31, 2012(2)	$700	2/8/18	—	691
Co-generation Unit Financing Arrangement	$16	2/1/16	9	10
Lease financing			14	14

Total debt			2,411	1,615
Less: Long-term debt due in one year			(15)	(10)

Long-term debt			$2,396	$1,605

(1)	Average effective interest rate of 4.75% in 2013.
(2)	Average effective interest rate of 5.0% and 5.0% in 2013 and 2012, respectively.

Long-Term Debt

	Initial Principal Amount	Maturity Date	Successor
			December 31, 2012	December 31, 2011
Senior Notes	$900	8/15/20	$900	$—
Term Facility(1)	$700	2/8/18	691	—
Exit Financing Facility(2)	$425	10/21/15	—	421
Co-generation Unit Financing Arrangement	$16	2/1/16	10	6
Lease financing			14	—

Total debt			1,615	427
Less: Long-term debt due in one year			(10)	(6)

Long-term debt			$1,605	$421

(1)	Average effective interest rate of 5% in 2012.
(2)	Average effective interest rate of 7.1% and 7.2% in 2012 and 2011, respectively.

Scheduled Maturities of Company's Long-Term Debt

At March 31, 2013, the scheduled maturities of the Company’s long-term debt were as follows:

Total Debt
2013	$10
2014	19
2015	19
2016	15
2017	15
Thereafter	2,345

Total	2,423
Remaining accretion of discount associated with the Term Loan	(12)

Total debt	$2,411

At December 31, 2012, the scheduled maturities of the Company’s long-term debt were as follows:

Total Debt
2013(1)	$11
2014	10
2015	10
2016	8
2017	7
Thereafter	1,575

Total	1,621
Remaining accretion associated with the Term facility	(6)

Total debt	$1,615

(1)	Includes $1 million of remaining accretion associated with the Term Facility, which was issued net of an original issue discount of $7 million (see Term Facility discussion below).

Summary of Allocation of Senior Secured Loans

The Company allocated these amounts between the $550 million Senior Secured Term Loan and the $150 million Senior Secured Delayed Draw as follows:

	Outstanding Balance	Percentage of Outstanding Balance	Allocation of Unamortized Costs	Loss Extinguishment of Debt
Senior Secured Term Loan	$547	79%	$16	$—
Senior Secured Delayed Draw	149	21%	4	4

Total	$696	100%	$20	$4

Summary of Interest and Debt Expense

Interest and debt expense consisted of the following:

	Three Months Ended March 31,
	2013	2012
Interest expense	$26	$7
Amortization of deferred debt issuance costs and discount on debt	2	1
Capitalized interest	(1)	—

Interest and debt expense	$27	$8

Term Facility	Term Facility

	Successor
	December 31, 2012	December 31, 2011
Term Facility	$697	$—
Discount	(6)	—

Term Facility, net	$691	$—

Leverage Ratio

Fiscal Quarter Ending	Total Leverage Ratio
December 31, 2012 through December 31, 2015	3:1
March 31, 2016 and thereafter	2.25:1

Interest Expense

Interest Expense

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Interest expense(1)	$53	$29	$3	$40
Amortization of deferred debt issuance costs and discount on debt	10	1	—	9
Other	4	1	—	1
Capitalized interest	(2)	(1)	—	—

Interest and debt expense	$65	$30	$3	$50

(1)	For the one month ended January 31, 2011, interest expense excludes $3 million, which would have been payable under the terms of the Company’s $350 million 9.5% senior unsecured notes.